Investments (Net Investment Gains (Losses)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Investments [Abstract]
Realized gains	$ 210		$ 156		$ 255
Realized losses	(160)		(151)		(226)
Net realized gains (losses) on available-for-sale securities	50		5		29
Total other-than-temporary impairments	(118)		(122)		(1,499)
Portion of other-than-temporary impairments included in other comprehensive income (loss)	(14)		(86)		441
Net other-than-temporary impairments	(132)		(208)		(1,058)
Trading securities	27		19		22
Commercial mortgage loans	6		(29)		(28)
Net gains (losses) related to securitization entities	(47)	[1]	(3)	[1]
Derivative instruments	(99)	[2]	50	[2]	21	[2]
Contingent purchase price valuation change	(25)
Other			23		(27)
Total net investment gains (losses)	$ (220)		$ (143)		$ (1,041)

[1]	See note 18 for additional information related to consolidated securitization entities.
[2]	See note 5 for additional information on the impact of derivative instruments included in net investment gains (losses).